Dividends	12 Months Ended
Dec. 31, 2019
Earnings Per Share [Abstract]
Dividends

Dividends. On February 28, 2020, the Company’s Board of Directors declared the following dividends:

	Dividend	Payable on:	Record Date:
5.950% Preference Shares (AHL PRC)	$0.3719	April 1, 2020	March 15, 2020
5.625% Preference Shares (AHL PRD)	$0.3516	April 1, 2020	March 15, 2020
5.625% Preference Shares, represented by Depositary Shares (AHL PRE)(1)	$351.56	April 1, 2020	March 15, 2020

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(1)
The newly-designated 5.625%Preference Shares are represented by Depositary Shares, each representing a 1/1000th interest in a share of the 5.625% Preference Shares.  The dividend paid per Depositary Share is likewise 1/1000th of the declared dividend, equivalent to $0.35156 per Depositary Share.